Other Non-Current Assets and Other Non-Current Financial Assets - Other Non-Current Assets (Details) $ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	[1]	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Non-current assets [abstract]
Agreement with customers			$ 771	$ 759
Long-term prepaid advertising expenses			184	213
Guarantee deposits			1,612	1,532
Prepaid bonuses			327	283
Advances to acquire property, plant and equipment			981	460
Recoverable taxes			1,844	1,687
Indemnifiable assets from business combinations			1,555	1,554
Others			1,984	912
Total other assets	$ 475		$ 9,258	$ 7,400

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3